Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000028113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(4.38%)	(0.75%)	(0.02%)	1.06%
C000057412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(1.52%)	1.77%	0.06%	0.73%
C000057411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028113
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)	3.71%	0.85%	1.51%
Without Sales Load [Member] | C000057412
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.05%)	3.82%	1.07%	1.75%
Without Sales Load [Member] | C000028115
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.54%)	2.77%	0.06%	0.73%
Without Sales Load [Member] | C000057411
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%	3.94%	1.08%	1.76%
Without Sales Load [Member] | C000135460
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.03%)	4.00%	1.13%	1.81%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.21%	4.59%	0.42%	1.94%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.21%	4.59%	0.42%	1.94%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.21%	4.59%	0.42%	1.94%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.21%	4.59%	0.42%	1.94%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.21%	4.59%	0.42%	1.94%